Property Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property Plant and Equipment
9.
PROPERTY, PLANT AND EQUIPMENT

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Cost
As at December 31, 2021	-	1,475	2,720	462	4,657
Additions	-	1,265	658	239	2,162
As at December 31, 2022	-	2,740	3,378	701	6,819
Transfers from E&E (Note 10)	9,091	-	-	-	9,091
Additions	193,728	210	549	134	194,621
Disposals	-	-	(275)	(90)	(365)
As at December 31, 2023	202,819	2,950	3,652	745	210,166

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Accumulated depreciation
As at December 31, 2021	-	900	305	158	1,363
Depreciation for the year	-	744	719	57	1,520
As at December 31, 2022	-	1,644	1,024	215	2,883
Depreciation for the year	-	587	807	85	1,479
Disposals	-	-	(188)	(90)	(278)
As at December 31, 2023	-	2,231	1,643	210	4,084

	Thacker Pass[1]	Equipment and machinery	Right of Use assets	Other	Total
	$	$	$	$	$
Net book value
As at December 31, 2021	-	575	2,415	304	3,294
As at December 31, 2022	-	1,096	2,354	486	3,936
As at December 31, 2023	202,819	719	2,009	535	206,082

1.
The “Thacker Pass” category also includes right of use assets with a cost of $2,160 as at December 31, 2023.

The Company has certain commitments for royalty and other payments to be made on Thacker Pass as set out below. These amounts will only be payable if the Company continues to hold the subject claims in the future and the royalties will only be incurred if the Company starts production from Thacker Pass.

•
20% royalty on revenue solely in respect of uranium;
•
8% gross revenue royalty on all claims up to a cumulative payment of $22,000. The royalty will then be reduced to 4% for the life of the project. The Company has the option at any time to reduce the royalty to 1.75% upon payment of $22,000.
9.
PROPERTY, PLANT AND EQUIPMENT (continued)

At December 31, 2023, the Company had a commitment to make a final milestone payment of $7,876 relating to the purchase of housing units for construction employees, that was due and paid on January 2, 2024.

Prepayments of $15,315 related to the housing units received in 2024 and related transportation costs, as well as the non-current portion of project insurance for Thacker Pass are included in Other assets.